Nonrecognized Subsequent Event	12 Months Ended
Dec. 31, 2014
Nonrecognized Subsequent Event [Abstract]
Nonrecognized Subsequent Event

NOTE 20:- NONRECOGNIZED SUBSEQUENT EVENTS

a.	On January 6, 2015 the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its directors as defendants. The motion was filed with the District Court of Tel-Aviv. The purported class action alleges breaches of duties by making false and misleading statements in the Company's SEC filings and public statements. The Company believes it has strong defense against these allegations and that the District Court should deny the motion. There is no assurance that the Company's position will be accepted by the District Court. In such case the Company may have to divert attention of its executives to deal with this class action as well as incur expenses that may be beyond its insurance coverage for such cases, which cause a risk of loss and expenditures that may adversely affect its financial condition and results of operations.

b.	In February 2015, the Government of Venezuela announced that SICAD2 has been replaced with the Sistema Marginal de Divisas (known as SIMADI). The SIMADI market is intended to operate based on the principles of supply and demand with buyers and sellers exchanging offers to transact. According to the Venezuelan Central Bank the average exchange rate on the first day of trading on February 12, 2015 was 170.0 VEF per U.S. Dollar. Depending on the transparency and liquidity of the SIMADI market, it is possible that in the future the company may re-measure our net monetary assets at the SIMADI rate. To the extent that the SIMADI rate is higher than the official exchange rate at that time, this could result in an additional devaluation charge.

As of December 31, 2014, Ceragon Venezuela represented approximately 1% of the Company's consolidated total assets and approximately 1% of the Company's consolidated revenues and approximately 15% of the Company's consolidated net loss. In addition, due to the limitations and difficulties of purchasing foreign currency in Venezuela as a result of the foreign currency system, it is possible that the company may re-measure assets in Venezuela that are denominated or linked to the U.S. Dollar. The majority of the assets are owned by subsidiaries other than Ceragon Venezuela. As of December 31, 2014 these assets represented 1% of our total assets. The Company still evaluates the effect of the change on its financial statements.